Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Capital stock	Reserves	Deficit
Beginning balance (in shares) at Dec. 31, 2021	105,359,211
Beginning balance at Dec. 31, 2021	$ 110,878	$ 181,857	$ 17,804	$ (88,783)
Changes in equity [abstract]
Shares issued for royalty and property acquisitions (in shares)	211,795
Shares issued for royalty and property acquisitions	$ 477	477
Shares issued for private placements (in shares)	3,812,121
Shares issued for private placements	$ 10,000	8,670	1,330
Share issue costs	$ (39)	(39)	0
Shares issued for exercise of stock options (in shares)	1,110,000
Shares issued for exercise of stock options	$ 1,037	1,639	(602)
RSUs issued (in shares)	171,063
RSUs issued	$ 0	402	(402)
Share-based payments	3,429		3,429
Foreign currency translation adjustment	(5,930)		(5,930)
Effect of functional currency change	0		(3,876)	3,876
Income (loss) for the year	$ 3,349			3,349
Ending balance (in shares) at Dec. 31, 2022	110,664,190
Ending balance at Dec. 31, 2022	$ 123,201	193,006	11,753	(81,558)
Changes in equity [abstract]
Shares issued for exercise of stock options (in shares)	1,314,000
Shares issued for exercise of stock options	$ 1,283	2,037	(754)
RSUs issued (in shares)	255,850
RSUs issued	$ (198)	1,001	(1,199)
Share-based payments	2,068		2,068
Reclass of warrants to derivative liability	(1,286)		(1,286)
Foreign currency translation adjustment	0
Effect of functional currency change	0	(35,131)	8,038	27,093
Income (loss) for the year	$ (4,633)			(4,633)
Ending balance (in shares) at Dec. 31, 2023	112,234,040
Ending balance at Dec. 31, 2023	$ 120,435	$ 160,913	$ 18,620	$ (59,098)